WARRANTS (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	May 15, 2021	Aug. 31, 2022	Jul. 21, 2022	Feb. 26, 2020	Oct. 31, 2022	Jul. 31, 2022	Jul. 21, 2022	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Feb. 26, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock-based compensation expense								$ 2,810,986	$ 8,346,391	$ 8,652,307	$ 9,914,499
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock-based compensation expense						$ 58,154		87,231
Warrant [Member] | Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants purchased			150,000,000
Exercise Price			$ 0.02
Warrant [Member] | Five Separate Consulting And Employment Agreements [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants purchased		41,150,000
Warrant [Member] | Five Separate Consulting And Employment Agreements [Member] | Subsequent Event [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise Price		$ 0.024
Warrant [Member] | Five Separate Consulting And Employment Agreements [Member] | Subsequent Event [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise Price		$ 0.03
Sinnreich [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock-based compensation expense						343,000		343,000
Sinnreich [Member] | Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock-based compensation expense						$ 59,300		59,300
Sinnreich [Member] | Consulting Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock-based compensation expense					$ 60,250
Sinnreich [Member] | Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Risk free interest rate			2.91%
Term			10 years
Expected stock volatility			144.00%
Expected dividend rate			0.00%
Grant date fair value of warrants issued			$ 1,332,000
Stock-based compensation expense							$ 1,332,000	$ 1,332,000
Number of warrants purchased			40,000,000					40,000,000
Exercise Price			$ 0.034					$ 0.034
Ian Bothwell [Member] | Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants purchased								30,000,000
Exercise Price								$ 0.02
Dr George Shapiro [Member] | Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants purchased								3,150,000
Exercise Price								$ 0.02
Ian T. Bothwell [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrant shares issued												7,500,000
Exercise price of warrants												$ 0.028
Chief Financial Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrant shares issued												7,500,000
Exercise price of warrants												$ 0.28
Risk free interest rate				1.14%
Term				10 years
Expected stock volatility				87.00%
Expected dividend rate				0.00%
Grant date fair value of warrants issued				$ 176,250
Advisor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrant shares issued	6,000,000
Exercise price of warrants	$ 0.04
Risk free interest rate	0.31%
Term	3 years
Expected stock volatility	90.00%
Expected dividend rate	0.00%
Grant date fair value of warrants issued	$ 121,200
Stock-based compensation expense										$ 40,400